RELATED PARTIES (Details 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Related Party Receivables, Current	$ 17,526	$ 7,324
Related Party Receivables, Non-Current	$ 0	481
Depositos Portuarios Lirquen S.A. [Member]
Statement [Line Items]
ID No	96.871.870-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. Dollar
Maturity	-
Related Party Payables, Current	$ 0	2
Orizon SA [Member]
Statement [Line Items]
ID No	96.929.960-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 2	1
Via Limpia SPA [Member]
Statement [Line Items]
ID No	79.874.200-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 11	9
Current receivables [Member] | Forestal Mininco S.A [Member]
Statement [Line Items]
ID No	91.440.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 14	14
Current receivables [Member] | Eka Chile S.A [Member]
Statement [Line Items]
ID No	99.500.140-3
Nature of Relationship	Joint Venture
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 1,834	2,362
Current receivables [Member] | Forestal del Sur S.A [Member]
Statement [Line Items]
ID No	79.825.060-4
Nature of Relationship	Associate of a subsidiary’s minority shareholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 10,519	3,740
Current receivables [Member] | Unilin Arauco Pisos Ltda. [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Joint Venture
Country	Brazil
Currency	Brazilian Real
Maturity	30 days
Related Party Receivables, Current	$ 197	83
Current receivables [Member] | Colbun S.A. [Member]
Statement [Line Items]
ID No	96.505.760-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 43	52
Current receivables [Member] | CMPC Pulp SA [Member]
Statement [Line Items]
ID No	96.532.330-9
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 834	1
Current receivables [Member] | Fundacion Educacional Arauco [Member]
Statement [Line Items]
ID No	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 931	0
Current receivables [Member] | Fundacion Acerca Redes [Member]
Statement [Line Items]
ID No	65.097.218-K
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	U.S. Dollar
Maturity	30 days
Related Party Receivables, Current	$ 1,319	221
Current receivables [Member] | Sonae Arauco Portugal SA [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Subsidiary of a Joint Venture
Country	Portugal
Currency	U.S. Dollar
Maturity	-
Related Party Receivables, Current	$ 0	370
Current receivables [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an Associate
Country	Chile
Currency	U.F.
Maturity	30 days
Related Party Receivables, Current	$ 498	481
Current receivables [Member] | E2E S.A. One [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	10-May-20
Related Party Receivables, Current	$ 440
Current receivables [Member] | E2E S.A. Two [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	28-Oct-20
Related Party Receivables, Current	$ 278
Current receivables [Member] | E2E S.A.Three [Member]
Statement [Line Items]
ID No	76.879.577-0
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 618
Current receivables [Member] | Colbun Transmision SA [Member]
Statement [Line Items]
ID No	76.218.856-2
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Receivables, Current	$ 1	0
Non current receivables one [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an Associate
Country	Chile
Currency	U.F.
Maturity	-
Related Party Receivables, Non-Current	$ 0	481
Current payables [Member]
Statement [Line Items]
Related Party Payables, Current	$ 8,880	10,229
Current payables [Member] | Fundacion Educacional Arauco [Member]
Statement [Line Items]
ID No	71.625.000-8
Nature of Relationship	Parent company is founder and contributor
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	616
Current payables [Member] | Sonae Arauco Portugal SA [Member]
Statement [Line Items]
ID No	-
Nature of Relationship	Subsidiary of a Joint Venture
Country	Portugal
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 7	0
Current payables [Member] | Compania Puerto de Coronel S.A. [Member]
Statement [Line Items]
ID No	79.895.330-3
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. Dollar
Maturity	30 days
Related Party Payables, Current	$ 447	772
Current payables [Member] | Compania de Petroleos de Chile S.A [Member]
Statement [Line Items]
ID No	99.520.000-7
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 8,075	7,019
Current payables [Member] | Abastible S.A. [Member]
Statement [Line Items]
ID No	91.806.000-6
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 156	601
Current payables [Member] | Red to Green S.A. [Member]
Statement [Line Items]
ID No	86.370.800-1
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 1	14
Current payables [Member] | Portaluppi, Guzman y Bezanilla Abogados [Member]
Statement [Line Items]
ID No	78.096.080-9
Nature of Relationship	Common director
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 68
Current payables [Member] | Empresa Nacional de Telecomunicaciones S.A. [Member]
Statement [Line Items]
ID No	92.580.000-7
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 96	123
Current payables [Member] | Servicios Corporativos Sercor S.A. [Member]
Statement [Line Items]
ID No	96.925.430-1
Nature of Relationship	Associate
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 5	11
Current payables [Member] | Puerto Lirquen S.A. [Member]
Statement [Line Items]
ID No	96.959.030-1
Nature of Relationship	Subsidiary of an associate
Country	Chile
Currency	U.S. Dollar
Maturity	-
Related Party Payables, Current	$ 0	1,003
Current payables [Member] | Adm. Estaciones de Servicio Serco Ltda. [Member]
Statement [Line Items]
ID No	79.689.550-0
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	1
Current payables [Member] | Adm. de ventas al detalle Arco Prime Ltda [Member]
Statement [Line Items]
ID No	77.215.640-5
Nature of Relationship	Common controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	1
Current payables [Member] | Empresa Distrib. Papeles y Cartones S.A [Member]
Statement [Line Items]
ID No	88.566.900-k
Nature of Relationship	Common Stockholder
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	8
Current payables [Member] | Elemental S.A. [Member]
Statement [Line Items]
ID No	76.659.730-0
Nature of Relationship	Associate of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 4	1
Current payables [Member] | Woodtech S.A. [Member]
Statement [Line Items]
ID No	76.724.000-7
Nature of Relationship	Associate of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	-
Related Party Payables, Current	$ 0	28
Current payables [Member] | Air BP Copec S.A. [Member]
Statement [Line Items]
ID No	96.942.120-8
Nature of Relationship	Joint venture of controlling parent
Country	Chile
Currency	Chilean pesos
Maturity	30 days
Related Party Payables, Current	$ 8	$ 19